Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Right of use assets	Office and computer equipment	Fixtures and fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2019	982	236	418	1,636
Additions	—	90	291	381
Re-measurement	115	—	—	115
Effect of foreign currency exchange differences	(10)	—	—	(10)
At December 31, 2020	1,087	326	709	2,122
Depreciation:
At December 31, 2019	191	160	176	527
Charge for the year	268	61	83	412
Effect of foreign currency exchange differences	(6)	—	—	(6)
At December 31, 2020	453	221	259	933
Cost:
At December 31, 2020	1,087	326	709	2,122
Additions	—	59	6	65
Re-measurement	4	—	—	4
Disposals	—	(6)	—	(6)
Effect of foreign currency exchange differences	2	—	—	2
At December 31, 2021	1,093	379	715	2,187
Depreciation:
At December 31, 2020	453	221	259	933
Charge for the year	266	34	107	407
Disposals	—	(6)	—	(6)
Effect of foreign currency exchange differences	2	—	—	2
At December 31, 2021	721	249	366	1,336
Net book value:
At December 31, 2021	372	130	349	851
At December 31, 2020	634	105	450	1,189